Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 34.0	$ 44.6
Receivables	65.2	65.3
Related party receivables	64.0	74.1
Inventories-consumables	40.7	31.0
Deferred income and mining tax	13.2	11.5
Total current assets	217.1	226.5
Property, plant and equipment, net	2,067.2	2,090.2
Non-current investments	178.2	164.8
TOTAL ASSETS	2,462.5	2,481.5
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and provisions	206.4	210.3
Related party payables	2,000.7	2,653.1
Royalties, income and mining taxes payable	11.3	90.3
Total current liabilities	2,218.4	2,953.7
Long-term loans	492.5
Deferred income and mining taxes	556.1	710.1
Provision for environmental rehabilitation	158.6	140.8
Provision for post-retirement health care costs	2.1	2.1
Total liabilities	3,427.7	3,806.7
COMMITMENTS AND CONTINGENCIES-see notes 20 and 21
SHAREHOLDERS' EQUITY
Share capital-1,000,000,000 (2011: 1,000) authorized ordinary shares of no par value. Shares issued 1,000 (2011: 1,000).
Additional paid-in capital	138.0	105.8
Accumulated loss	(1,443.7)	(1,710.4)
Accumulated other comprehensive income	341.0	281.4
Company shareholder's deficit	(964.7)	(1,323.2)
Non-controlling interests	(0.5)	(2.0)
Total equity	(965.2)	(1,325.2)
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	$ 2,462.5	$ 2,481.5